DEFERRED TAX ASSETS AND INCOME TAXES - Reconciliation of income tax computed (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Computed expected income tax	$ 4,586	28,012	25,070	25,655
Impact of tax holiday and benefit of companies in China	(1,794)	(10,961)	(9,094)	(11,858)
Effect of difference between the PRC and USA tax rate			603	566
Income tax expenses, total	$ 2,792	17,051	16,579	14,363